Fair value of assets and liabilities - Loans, Payables to investors at fair value (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Loans at fair value
Balance at beginning of the year		¥ 33,417,119
Balance at the end of the year	$ 399,657,112	2,782,332,885	¥ 33,417,119
Changes in fair value related to balance outstanding at the end of the year	(8,964,938)		(1,750,429)		¥ (62,412,104)
Payables to investors at fair value
Initial contribution	619,532,305	4,313,060,000		¥ 1,096,800,000
Principal payment	(187,697,223)	(1,306,710,525)	(696,800,000)	(1,160,000,000)
Change in fair value	(9,216,371)	(64,162,533)	(12,358,626)	9,750,565
Balance at the end of the year	431,835,082	3,006,349,475
Xiaoying Credit Loan
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year	(8,964,938)		(1,750,429)		(62,412,104)
Recurring
Loans at fair value
Balance at beginning of the year		33,417,119
Balance at the end of the year	399,657,112	2,782,332,885	33,417,119
Payables to investors at fair value
Balance at the end of the year	431,835,082	3,006,349,475
Recurring | Level 3
Loans at fair value
Balance at beginning of the year		33,417,119	667,838,880
Origination of loan principal			49,498,710
Collection of principal			(744,351,887)
Reinvestment of principal			18,353,661
Change in fair value			42,077,755
Balance at the end of the year	399,657,112	2,782,332,885	33,417,119	667,838,880
Payables to investors at fair value
Balance at beginning of the year			667,080,871
Initial contribution	619,532,305	4,313,060,000
Principal payment	(187,697,223)	(1,306,710,525)	(696,800,000)
Change in fair value			29,719,129
Balance at the end of the year	431,835,082	3,006,349,475		667,080,871
Unpaid balance of loans at fair value	390,692,174		35,167,548		2,719,920,781
Unpaid balance of payable to investors	431,835,082		0		¥ 3,006,349,475
Recurring | Level 3 | Xiaoying Credit Loan
Loans at fair value
Balance at beginning of the year	4,800,069	33,417,119	427,347,002
Origination of loan principal	709,326,763	4,938,191,061	49,498,710
Collection of principal	(425,452,142)	(2,961,912,723)	(476,783,941)
Reinvestment of principal	101,766,051	708,474,895
Change in fair value	9,216,371	64,162,533	33,355,348
Balance at the end of the year	$ 399,657,112	¥ 2,782,332,885	33,417,119	427,347,002
Recurring | Level 3 | Xiaoying Housing Loan
Loans at fair value
Balance at beginning of the year			240,491,878
Collection of principal			(267,567,946)
Reinvestment of principal			18,353,661
Change in fair value			¥ 8,722,407
Balance at the end of the year				¥ 240,491,878
Weighted average | Discount rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	8.28		7.12		8.28
Weighted average | Net cumulative expected loss rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	9.99		7.59		9.99